Goodwill, Intangible Assets And Deferred Costs	12 Months Ended
Sep. 26, 2015
Goodwill, Intangible Assets And Deferred Costs [Abstract]
Goodwill, Intangible Assets And Deferred Costs

5. Goodwill, Intangible Assets and Deferred Costs

The following table sets forth the gross carrying amount and accumulated amortization of the Company's goodwill, intangible assets and deferred costs as of the fiscal year end:

	2015	2014	Amortization Period
Deferred financing fees – revolving line of credit	$4	$8	Effective Interest Method
Accumulated amortization	—	(4)
Deferred financing fees, net	4	4
Goodwill	1,652	1,659	Indefinite lived
Customer relationships	1,159	1,167	11 – 20 years
Trademarks (indefinite lived)	207	207	Indefinite lived
Trademarks (definite lived)	74	75	8 – 15 years
Other intangibles	106	109	10 – 20 years
Accumulated amortization	(853)	(766)
Intangible assets, net	693	792
Total goodwill, intangible assets and deferred costs	$2,349	$2,455

Future amortization expense for definite lived intangibles as of fiscal 2015 for the next five fiscal years is $84 million, $72 million, $55 million, $50 million and $46 million each year for fiscal years ending 2016, 2017, 2018, 2019, and 2020, respectively.